Stock-based Compensation - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 04, 2005	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 10, 2012	Jun. 19, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares reserved under plan										4,300,000
Payment of dividends to Common Stockholders	$ 35,600,000
Noncash compensation cost	11,500,000
Compensation expense amortized						0	415,000	521,000
Options available for issuance						1,879,256
Unrecognized stock-based compensation expense related to nonvested stock awards						568,000	367,000
Cash received from option exercises				137,000
Stock-based compensation expense		800,000	30,000	900,000	80,000
Estimated fair value of options granted									11,400,000
Amortization period of estimated value of options				5 years
2012 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date of 2012 stock incentive plan				Jul. 19, 2022
Number of options awarded to employees				2,364,000
Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options, percentage of common stock fair market value						100.00%
Nonqualified Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options, percentage of common stock fair market value						85.00%
Options issued, expiration term						10 years
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeitable dividends paid	972,000
Stock-based compensation expense						0	106,000	106,000
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercisable weighted average exercise price		$ 0.61		$ 0.61		$ 0.58	$ 0.55
Options, exercisable shares		4,791,943		4,791,943		4,440,550	3,256,550
Cash received from option exercises						359	0
Intrinsic value associated with the exercise of options						$ 3,400	$ 0	$ 0
2004 DCS Holdings Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares authorized but unissued						4,000,000
Vesting period						4 years
Number of common stock shares reserved under plan						3,600,000
2004 DCS Holdings Stock Option Plan | Tranche I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						5 years
2004 DCS Holdings Stock Option Plan | Tranche II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						7 years
2007 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						5 years
Number of common stock shares reserved under plan						4,000,000